Commitments and contingencies - Debt Covenant Ratios (Details)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Other Commitments [Line Items]
Leverage Ratio	0.96
Debt Covenants
Other Commitments [Line Items]
Fixed Charge Coverage Ratio	1.85	1.98	1.91	1.93
Leverage Ratio	3.42	3.42	3.43	3.67